Contract assets/(liabilities) (Details 1) - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
Revenue from Contract with Customer [Abstract]
Beginning balance	$ 457,308	$ 17,414
Addition (Reversal)	454,856	434,436
Exchange rate effect	21,780	5,458
Ending balance	$ 933,944	$ 457,308